Right of use assets & lease liabilities - Lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Right of use assets & lease liabilities
Current lease liability	€ 56.9	€ 52.5	€ 75.0
Non-current lease liability	81.4	130.6	170.9
Total lease liabilities at end of year	138.3	183.1	245.9	€ 140.4
Amount recognized in profit or loss for the reporting period to reflect changes in lease payments arising from rent concessions to which the Group has applied the practical expedient for Covid-19-related rent concessions	€ 0.0	€ 0.0	€ 0.0